Cover	Jun. 04, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2020
Entity File Number	000-33961
Entity Registrant Name	HILL INTERNATIONAL, INC.
Entity Central Index Key	0001287808
Entity Tax Identification Number	20-0953973
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Commerce Square
Entity Address, Address Line Two	2005 Market Street, 17th Floor
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	215
Local Phone Number	309-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	HIL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false